SUBSIDIARY PUBLIC ISSUERS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [abstract]
Schedule of Consolidated Summary Balance Sheet Financial Information
The following tables provide consolidated summary financial information for Brookfield Renewable, BRP Equity, and Finco:

(MILLIONS)	Brookfield Renewable(1)	BRP Equity	Finco	Holding Entities(1)(2)	Other Holding Subsidiaries(1)(3)	Consolidating adjustments(4)	Brookfield Renewable consolidated
As at December 31, 2019:
Current assets	$32	$408	$1,832	$133	$3,230	$(4,161)	$1,474
Long-term assets	5,428	251	2	25,068	34,500	(31,032)	34,217
Current liabilities	40	7	24	3,918	1,852	(4,163)	1,678
Long-term liabilities	—	—	1,801	300	14,440	(659)	15,882
Participating non-controlling interests - in operating subsidiaries	—	—	—	—	8,742	—	8,742
Participating non-controlling interests -in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield	—	—	—	3,315	—	—	3,315
Preferred equity	—	597	—	—	—	—	597
Preferred limited partners' equity	833	—	—	844	—	(844)	833
As at December 31, 2018:
Current assets	$32	$389	$1,631	$93	$3,639	$(3,823)	$1,961
Long-term assets	5,208	239	1	24,078	32,433	(29,817)	32,142
Current liabilities	38	6	21	3,096	2,351	(3,823)	1,689
Long-term liabilities	—	—	1,607	798	13,445	(642)	15,208
Participating non-controlling interests - in operating subsidiaries	—	—	—	—	8,129	—	8,129
Participating non-controlling interests -in a holding subsidiary - Redeemable\Exchangeable units held by Brookfield	—	—	—	3,252	—	—	3,252
Preferred equity	—	568	—	—	—	—	568
Preferred limited partners' equity	707	—	—	718	—	(718)	707

(1)	Includes investments in subsidiaries under the equity method.

(2)	Includes BRELP, BRP Bermuda Holdings I Limited, Brookfield BRP Holdings (Canada) Inc. and Brookfield BRP Europe Holdings Limited, together the “Holding Entities”.

(3)	Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Finco and the Holding Entities.

(4)	Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.

Schedule of Consolidated Summary Income Statement Financial Information

(MILLIONS)	Brookfield Renewable(1)	BRP Equity	Finco	Holding Entities(1)(2)	Other Holding Subsidiaries(1)(3)	Consolidating adjustments(4)	Brookfield Renewable consolidated
For the year ended December 31, 2019
Revenues	$—	$—	$—	$2	$2,979	$(1)	$2,980
Net income (loss)	10	—	(4)	(156)	2,190	(1,767)	273
For the year ended December 31, 2018
Revenues	$—	$—	$—	$—	$2,983	$(1)	$2,982
Net income (loss)	62	7	(1)	(25)	1,305	(945)	403
For the year ended December 31, 2017
Revenues	$—	$—	$—	$—	$2,625	$—	$2,625
Net income (loss)	(4)	10	(1)	(435)	631	(150)	51

(1)	Includes investments in subsidiaries under the equity method.

(2)	Includes the Holding Entities.

(3)	Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Finco, and the Holding Entities.

(4)	Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.